Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Dreyfus Institutional Preferred Money Market Funds
Entity Central Index Key	0001038520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Aug. 01, 2022
SL Shares | Dreyfus Institutional Preferred Government Plus Money Market Fund | SL Shares
Prospectus:
Trading Symbol	DPFXX